Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets [Abstract]
Provision for doubtful accounts	$ 1,260,557	$ 455,343
Depreciation and amortization	162,980	145,928
Net operating loss carryforward	1,388,155	738,187
Valuation allowance	(1,831,039)	(738,187)
Total deferred tax assets	$ 980,653	$ 601,271